Earnings Per Share	6 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note 3 — Earnings Per Share

Basic earnings per common share is computed based on the weighted average number of shares outstanding reduced by unearned ESOP shares. Diluted earnings per share is computed based on the weighted average number of shares outstanding and common stock equivalents ("CSEs") that would arise from the exercise of dilutive securities reduced by unearned ESOP shares. As of March 31, 2012, September 30, 2011 and 2010 and for the six months ended March 31, 2012 and 2011 and for the years ended September 30, 2011, 2010 and 2009, the Company had not issued and did not have any outstanding CSEs and, at the present time, the Company's capital structure has no potential dilutive securities.

The following table sets forth the composition of the weighted average shares (denominator) used in the earnings per share computations.

	Six Months Ended March 31,		Year Ended September 30,
	2012	2011	2011	2010	2009
	(Unaudited)
	(Dollars in thousands, except per share data)
Net Income (Loss)	$1,470	$(5,443)	$(6,112)	$(3,129)	$1,010
Weighted average shares outstanding	6,102,500	6,102,500	6,102,500	6,107,495	6,152,418
Average unearned ESOP shares	(193,138)	(206,556)	(203,184)	(216,590)	(229,997)
Weighted average shares outstanding—basic	5,909,362	5,895,944	5,899,316	5,890,905	5,922,421
Earnings (Loss) per share—basic	$0.25	$(0.92)	$(1.04)	$(0.53)	$0.17